Investment in Riverfront and Brooksville Joint Ventures (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Capital contributions made	$ 5,266	$ 116	$ 125
Equity in the loss of the joint venture	(128)	(63)	(8)
Riverfront I Joint Venture
Square feet	300,000
Retail square feet	18,000
Land acreage	5.82
Value of land contributed	13,500
Cash contributed	4,866
Joint venture percentage stake	76.91%	88.82%
MRP minimum capital contribution	5,553
EB5 Secondary financing	17,000
Nonrecourse construction loan	65,000
Book value of land contribution	6,165
Equity in the loss of the joint venture	(89)	(22)
Brooksville Joint Venture
Land acreage	4,300
Joint venture percentage stake	50.00%	50.00%
FRP land contribution previously leased to Vulcan	3,443
Book value of land contribution	2,548
Royalty revenues	217	206
Allocated depletion expense	7
FRP additional contribution for land	3,018
Additional land acquired	288
Vulcan land contribution	553
Mandatory capital contribution obligation	2,380
Capital contributions made	2,312
Equity in the loss of the joint venture	$ (39)	$ (41)